CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	Common Units	Common Stock Class A Common Stock	Common Stock Class B Common Stock	APIC	Accumulated Deficit	Noncontrolling Interest
Balance at beginning of period at Dec. 31, 2021	$ (375)	$ 4,294				$ (4,669)
Balance at beginning of period (in shares) at Dec. 31, 2021		34,182
Net loss prior to Organizational Transactions	(464)					(464)
Issuance of Class A common stock, net of transaction costs (in shares)			2,800,000
Issuance of Class A common stock, net of transaction costs	11,167		$ 3		$ 11,164
Conversion of member units to Class B shares (in shares)		(28,545)		11,378,000
Conversion of member units to Class B shares				$ 11	(11)
Conversion of Class B to Class A common stock (in shares)			100,000	(100,000)
Conversion of Class B to Class A common stock					36		$ (36)
Redemption of common units (in shares)		(5,637)
Redemption of common units	(7,200)	$ (4,294)			(2,906)
Effect of the Organizational Transactions on noncontrolling interest					(6,649)	4,120	2,529
Stock-based compensation	154				154
Distributions to holders of LLC Units	(3,141)						(3,141)
Warrants exercised	823				823
Net income	4,631					669	3,962
Net (loss) income	4,167						3,962
Balance at end of period at Dec. 31, 2022	5,595		$ 3	$ 11	2,611	(344)	3,314
Balance at end of period (in shares) at Dec. 31, 2022			2,900,000	11,278,000
Stock-based compensation	94				94
Warrants exercised (in shares)			2,200
Warrants exercised	12				12
Net (loss) income	(1,334)					(214)	(1,120)
Balance at end of period at Mar. 31, 2023	4,367		$ 3	$ 11	2,717	(558)	2,194
Balance at end of period (in shares) at Mar. 31, 2023			2,902,200	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595		$ 3	$ 11	2,611	(344)	3,314
Balance at beginning of period (in shares) at Dec. 31, 2022			2,900,000	11,278,000
Stock-based compensation	304				304
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			86,716
Distributions to holders of LLC Units	(752)						(752)
Warrants exercised (in shares)			2,200
Warrants exercised	12				12
Net (loss) income	(139)					(22)	(117)
Balance at end of period at Jun. 30, 2023	5,020		$ 3	$ 11	2,927	(366)	2,445
Balance at end of period (in shares) at Jun. 30, 2023			2,988,916	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595		$ 3	$ 11	2,611	(344)	3,314
Balance at beginning of period (in shares) at Dec. 31, 2022			2,900,000	11,278,000
Stock-based compensation	546				546
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			89,459
Distributions to holders of LLC Units	(1,968)						(1,968)
Warrants exercised (in shares)			2,200
Warrants exercised	12				12
Stock options exercised (in shares)			133
Acquisition and redemption of warrants, including expenses and related items	12				12
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			89,459
Net (loss) income	3,212					549	2,663
Balance at end of period at Sep. 30, 2023	3,857		$ 3	$ 11	(371)	205	4,009
Balance at end of period (in shares) at Sep. 30, 2023			2,991,792	11,278,000
Balance at beginning of period at Dec. 31, 2022	5,595		$ 3	$ 11	2,611	(344)	3,314
Balance at beginning of period (in shares) at Dec. 31, 2022			2,900,000	11,278,000
Conversion of Class B to Class A common stock (in shares)			410,000	(410,000)
Conversion of Class B to Class A common stock					145		(145)
Stock-based compensation	706				706
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			90,092
Warrants exercised (in shares)			70,801
Warrants exercised	122				122
Stock options exercised (in shares)			7,883
Stock options exercised	29				29
Acquisition and redemption of warrants, including expenses and related items	(3,540)				(3,540)
Warrants exercised	250				250
Net (loss) income	(6,844)					(2,194)	(4,650)
Noncontrolling interest rebalancing					2,744		(2,744)
Balance at end of period at Dec. 31, 2023	(3,682)		$ 3	$ 11	3,067	(2,538)	(4,225)
Balance at end of period (in shares) at Dec. 31, 2023			3,478,776	10,868,000
Balance at beginning of period at Mar. 31, 2023	4,367		$ 3	$ 11	2,717	(558)	2,194
Balance at beginning of period (in shares) at Mar. 31, 2023			2,902,200	11,278,000
Stock-based compensation	210				210
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			86,716
Distributions to holders of LLC Units	(752)						(752)
Net (loss) income	1,195					192	1,003
Balance at end of period at Jun. 30, 2023	5,020		$ 3	$ 11	2,927	(366)	2,445
Balance at end of period (in shares) at Jun. 30, 2023			2,988,916	11,278,000
Stock-based compensation	242				242
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			2,743
Distributions to holders of LLC Units	(1,216)						(1,216)
Stock options exercised (in shares)			133
Acquisition and redemption of warrants, including expenses and related items	(3,540)				(3,540)
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			2,743
Net (loss) income	3,351					571	2,780
Balance at end of period at Sep. 30, 2023	3,857		$ 3	$ 11	(371)	205	4,009
Balance at end of period (in shares) at Sep. 30, 2023			2,991,792	11,278,000
Balance at beginning of period at Dec. 31, 2023	(3,682)		$ 3	$ 11	3,067	(2,538)	(4,225)
Balance at beginning of period (in shares) at Dec. 31, 2023			3,478,776	10,868,000
Stock-based compensation	811				811
Warrants exercised (in shares)			39,101
Warrants exercised	215				215
Stock options exercised (in shares)			12,557
Stock options exercised	92				92
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			195,088
Net (loss) income	(13,338)					(4,055)	(9,283)
Balance at end of period at Sep. 30, 2024	(14,990)		$ 4	$ 11	3,481	(6,593)	(11,893)
Balance at end of period (in shares) at Sep. 30, 2024			3,795,199	10,868,000
Balance at beginning of period at Jun. 30, 2024	(8,772)		$ 4	$ 11	3,444	(3,903)	(8,328)
Balance at beginning of period (in shares) at Jun. 30, 2024			3,788,446	10,868,000
Stock-based compensation	149				149
Stock options exercised (in shares)			3,803
Stock options exercised	10				10
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			2,950
Net (loss) income	(6,377)					(2,690)	(3,687)
Balance at end of period at Sep. 30, 2024	$ (14,990)		$ 4	$ 11	$ 3,481	$ (6,593)	$ (11,893)
Balance at end of period (in shares) at Sep. 30, 2024			3,795,199	10,868,000